Related party transactions	12 Months Ended
Dec. 31, 2013
Related party transactions [Abstract]
Related party transactions

15. Related party transactions

The majority of related party balances as of December 31, 2011, 2012 and 2013 and transactions for the years ended December 31, 2011, 2012 and 2013 are as follows:

	As of December 31,
	2011	2012	2013
	US$	US$	US$
Amount due from Taofang	714	2,152	126
Prepayment for investment in Taofang (included in long-term prepayments)	1,000	-	-

The Group converted the prepayment into investment in early 2012 and holds 50% equity interest in Taofang. The amounts advanced to Taofang were unsecured, non-interest bearing and repayable on demand. The investment balance in Taofang was reduced to zero by December 31, 2012 due to equity loss pick up and impairment provision.